Basis Of Presentation And General Information	12 Months Ended
Dec. 31, 2014
Basis Of Presentation and General Information (Abstract)
Basis Of Presentation and General Information
1.      Basis of Presentation and General Information
Capital Product Partners L.P. (the “Partnership”) was formed on January 16, 2007, under the laws of the Marshall Islands. The Partnership is an international shipping company. Its fleet of thirty modern high specification vessels consists of four suezmax crude oil tankers, eighteen modern medium range tankers all of which are classed as IMO II/III vessels, seven post-panamax container carrier vessels and one capesize bulk carrier. Its vessels are capable of carrying a wide range of cargoes, including crude oil, refined oil products, such as gasoline, diesel, fuel oil and jet fuel, edible oils and certain chemicals such as ethanol as well as dry cargo and containerized goods under short-term voyage charters and medium to long-term time and bareboat charters.
The consolidated financial statements include the following vessel-owning companies and operating companies which were all incorporated or formed under the laws of the Marshall Islands and Liberia.

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	DWT	Date acquired by the Partnership	Date acquired by CMTC

Capital Product Operating GP LLC	01/16/2007	—	—	—	—

Crude Carriers Corp. (6)	10/29/2009	—	—	09/30/2011	—

Crude Carriers Operating Corp. (6)	01/21/2010	—	—	09/30/2011	—

Shipping Rider Co.	09/16/2003	M/T Atlantas (M/T British Ensign) (1)	36,760	04/04/2007	04/26/2006

Canvey Shipmanagement Co.	03/18/2004	M/T Assos (M/T Insurgentes) (1),(4)	47,872	08/16/2010 04/04/2007	05/17/2006

Centurion Navigation Limited	08/27/2003	M/T Aktoras (M/T British Envoy) (1)	36,759	04/04/2007	07/12/2006

Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos (1)	36,760	04/04/2007	08/16/2006

Carnation Shipping Company	11/10/2003	M/T Arionas (1)	36,725	04/04/2007	11/02/2006

Apollonas Shipping Company	02/10/2004	M/T Avax (1)	47,834	04/04/2007	01/12/2007

Tempest Maritime Inc.	09/12/2003	M/T Aiolos (M/T British Emissary) (1)	36,725	04/04/2007	03/02/2007

Iraklitos Shipping Company	02/10/2004	M/T Axios (1)	47,872	04/04/2007	02/28/2007

Epicurus Shipping Company	02/11/2004	M/T Atrotos (M/T El Pipila) (2),(5)	47,786	03/01/2010 05/08/2007	05/08/2007

Laredo Maritime Inc.	02/03/2004	M/T Akeraios (2)	47,781	07/13/2007	07/13/2007

Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos (2)	47,782	09/20/2007	09/20/2007

Splendor Shipholding S.A.	07/08/2004	M/T Anemos I (2)	47,782	09/28/2007	09/28/2007

Ross Shipmanagement Co.	12/29/2003	M/T Attikos (3),(7)	12,000	09/24/2007	01/20/2005

Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II (M/T Overseas Serifos) (2)	51,258	01/29/2008	01/29/2008

Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio II (3)	159,982	03/27/2008	07/31/2007

Forbes Maritime Co.	02/03/2004	M/T Aristofanis (3),(8)	12,000	04/30/2008	06/02/2005

Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II (M/T Overseas Sifnos) (2)	51,226	06/17/2008	06/17/2008

Belerion Maritime Co.	01/24/2006	M/T Aris II (M/T Overseas Kimolos) (2)	51,218	08/20/2008	08/20/2008

Mango Finance Corp.	07/14/2006	M/T Agamemnon II (3), (4),(10)	51,238	04/07/2009	11/24/2008

Navarro International S.A.	07/14/2006	M/T Ayrton II (3), (5)	51,238	04/13/2009	04/10/2009

Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis (3)	36,721	06/30/2010	03/29/2006

Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011

Cooper Consultants Co. renamed to Miltiadis M II Carriers Corp.	04/06/2006	M/T Miltiadis M II (6)	162,000	09/30/2011	04/26/2006

Alexander the Great Carriers Corp.	01/26/2010	M/T Alexander the Great (6),(9)	297,958	09/30/2011	03/26/2010
Achilleas Carriers Corp.	01/26/2010	M/T Achilleas (6),(9)	297,863	09/30/2011	06/25/2010
Amoureux Carriers Corp.	04/14/2010	M/T Amoureux (6)	149,993	09/30/2011	—
Aias Carriers Corp.	04/14/2010	M/T Aias (6)	150,393	09/30/2011	—
Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon (9)	103,773	12/22/2012	06/28/2012
Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis (9)	103,773	12/22/2012	06/22/2012
Aenaos Product Carrier S.A.	10/16/2013	M/T Aristotelis	51,604	11/28/2013	—
Anax Container Carrier S.A	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013
Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013
Iason Container Carrier S.A	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013
Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013
Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013
Miltiadis M II Corp.	08/28/2012	-	-	-	-

(1)      Initial Vessels acquired from Capital Maritime & Trading Corp. (“CMTC”) upon consummation of the Partnership's Initial Public Offering (“IPO”) which was completed on April 3, 2007.
(2)      Committed Vessels (the Partnership committed to acquire these vessels from CMTC upon consummation of the IPO).
(3)      Non-Contracted Vessels (vessels acquired from CMTC that were neither initial nor committed vessels).
(4)      Was acquired on April 4, 2007, on April 7, 2009 was exchanged with the M/T Agamemnon II and was reacquired on August 16, 2010.
(5)      Was acquired on May 8, 2007, on April 13, 2009 was exchanged with the M/T Ayrton II and was reacquired on March 1, 2010.
(6)      Were acquired upon the completion of the business acquisition of Crude Carriers Corp. (“Crude”).
(7)      Was sold on February 14, 2012.
(8)      Was sold on April 4, 2012.
(9)      On December 22, 2012 the M/T Alexander the Great and the M/T Achilleas were exchanged with the M/V Archimidis and the M/V Agamemnon respectively.
(10)      Was sold on November 5, 2013.

Immaterial reclassification to correct prior period presentation: As noted in Note 12, during the year ended December 31, 2013, various holders of the class B units converted 5,733,333 class B units into common units valued at $50,318. Furthermore on August 23, 2013 the Partnership converted 349,700 common units into general partner units valued at $3,060. In the current period, a prior period error was identified, as the Partnership did not reflect the value of these conversions in its consolidated statements of changes in partners' capital for the year ended December 31, 2013 and its consolidated balance sheet as at December 31, 2013. Total partners' capital remained unchanged as the reclassification impacted only the Partnership's Limited Partners - Common, the Partnership's Limited Partners - Preferred and General Partner, and no other financial statement line items were impacted by these reclassifications. This includes net income per common unit (basic and diluted), as the converted class B units were appropriately included in the net income per unit calculation. The Partnership has quantitatively and qualitatively evaluated the materiality of the omission and has determined that it was immaterial to the annual financial statements for the year ended December 31, 2013. Accordingly, the reclassifications were recorded retrospectively by revising the 2013 comparatives in the Partnership's consolidated balance sheet and its consolidated statements of changes in partners' capital as at and for the year ended December 31, 2013, which resulted in an increase of $47,258 and $3,060 to the Partnership's Limited Partners - Common and General Partner respectively and a decrease of $50,318 to the company's Limited Partners - Preferred.